Derivatives - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of derivative financial instruments [Line Items]
Current derivative assets	€ 581	€ 1,643
Current derivative liabilities	€ 2,300	1,886
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from the interest rate movements for terms up to 25 years for hedges converting existing floating-rate assets and liabilities to fixed-rate assets.
Deferred gain recognized directly to equity	€ 112	57
Description of periods when cash flows affect profit or loss	The cash flows from these hedging instruments are expected to affect the profit and loss for approximately the next 33 years.
Expected deferred gains or losses to be reclassified from equity into net income during the next 12 months	€ 89
Fair value hedges [member]
Disclosure of derivative financial instruments [Line Items]
Gain (loss) on hedge ineffectiveness	22	(9)	€ (6)
Fair value hedges [member] | Derivative Hedging Instruments [Member]
Disclosure of derivative financial instruments [Line Items]
Reclassification of gain (loss) from equity to investment income	22	(9)	(6)
Cash flow hedges [member]
Disclosure of derivative financial instruments [Line Items]
Gain (loss) on hedge ineffectiveness	0	2	0
Reclassification of gain (loss) from equity to investment income	51	€ (62)	€ (113)
Fair Value Or Cash Flow Hedges [Member]
Disclosure of derivative financial instruments [Line Items]
Derivative instruments notional amount	€ 1,594
Interest rate movements [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon hedges its exposure to the variability of future cash flows from interest rate movements for terms up to 24 years.
Currency swap contract [member]
Disclosure of derivative financial instruments [Line Items]
Description of periods when cash flows affect profit or loss	Aegon also makes use of cross currency swaps to convert variable or fixed foreign currency cash flows into fixed cash flows in local currencies. The cash flows from these hedging instruments are expected to occur over the next 31 years